Post-retirement benefits	12 Months Ended
Dec. 31, 2017
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Post-retirement benefits
27.	Post-retirement benefits

	12.31.2017	12.31.2016
Medical benefits plan Brazil	31.8	41.5
Medical benefits plan subsidiaries abroad	4.3	4.5

Post-retirement benefits	36.1	46.0

27.1.	Post-retirement healthcare benefits provided by the Company in Brazil

The Company amended its healthcare plan for retired employees, classified as a post-employment benefit. Under this healthcare plan, employees who retire from the Company have the option of remaining in the plan, contributing the full amount charged by the insurance company. However, due to certain rules for increases under Brazilian law, there could be times at which the contribution made by the retired employees is insufficient to cover the medical plan expenses, which would represent exposure for the Company.

In 2014 the Company announced changes in employee participation in the health care plan with regard to the contribution table. These changes have been challenged by the Union, which obtained an injunction suspending the change in the amounts charged to eligible employees, however, the change was applied for employees assisted by the benefit. In the case of other plan participants, the Company has not reviewed its exposure, and is awaiting a legal decision to proceed with a possible change of employee participation policy in the health care plan.

27.2.	Post-retirement healthcare benefits provided by subsidiaries abroad

Embraer Aircraft Holding sponsors a post-retirement healthcare plan for employees hired up to 2007. The expected costs of pension and provision of post-employment medical benefit for the individual employees and their dependents are provided on an accrual basis based on actuarial studies and the calculation is reviewed annually.

27.3.	Defined contribution pension plan

The Company and certain subsidiaries sponsor a defined contribution pension plan for their employees, participation in which is optional. The Company’s contributions to the plan for the years ended December 31, 2017 and 2016 were US$ 22.2 and US$ 23.2 respectively.